Summary of Significant Accounting Policies (Details Narrative) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Accounts receivable reserves	$ 2,000		$ 2,000
Stock issuance offer cost recorded	668,292	0
Research and development expenses	65,070
Advertising expenses	906,814	403,529
Share based compensation	293,898	0
Direct cost of stock offering, reduction in additional paid in capital	293,898
Assumption risk-free interest rate of option in effect at the time of the grant minimum	0.63%
Assumption risk-free interest rate of option in effect at the time of the grant maximum	1.01%
Expected common stock dividend rate	$ 0
The expected volatility	128.00%
Expected forfeiture rate	0.00%
Minimum [Member]
Machinery and equipment estimated useful lives	2 years
Maximum [Member]
Machinery and equipment estimated useful lives	7 years